Trade and other payables	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Trade and other payables
22.	Trade and other payables

	31.12.2021	31.12.2022	31.12.2022
	RMB’000	RMB’000	US$’000
Current
Trade payables	3,884,812	4,199,072	604,018
Bills payables (i)	3,085,206	2,356,574	338,983
Other payables	423,787	319,723	45,991
Accrued expenses	167,575	159,735	22,977
Accrued staff costs	689,327	422,045	60,709
Refund liabilities	718,379	222,342	31,983
Dividend payable	29,304	30,205	4,345
Amount due to:
- associates and joint ventures (trade)	176,819	67,556	9,718
- associates and joint ventures (non-trade)	27	22	3
- related parties (trade)	214,980	296,219	42,610
- related parties (non-trade)	1,308	7,289	1,048

Financial liabilities carried at amortized cost (Note 32, Note 35)	9,391,524	8,080,782	1,162,385
Deferred grants (Note 27)	12,482	13,404	1,928
Advance from customers	316	254	37
Other tax payable	39,416	44,968	6,468

Total trade and other payables (current)	9,443,738	8,139,408	1,170,818

(i)
As of December 31, 2022, the bills payables include bills payable to joint ventures, associates and other related parties amounted to RMB 36.3 million (US$ 5.2 million) (2021: RMB 28.4 million), RMB Nil (US$ Nil) (2021: RMB 5.4 million) and RMB 192.6 million (US$ 27.7 million) (2021: RMB 237.6 million) respectively.

(ii)	Terms and conditions of the above financial liabilities:

•	Trade and other payables are non-interest bearing and are normally settled on agreed credit terms ranging from 60 to 90 day terms.

•	For terms and conditions relating to related parties, refer to Note 29.

	31.12.2021	31.12.2022	31.12.2022
	RMB’000	RMB’000	US$’000
Non-current
Other payables (i) (Note 32, Note 35)	188,725	189.366	27,239

(i)	This relates to accrual for bonus, which is non-interest bearing and not expected to be settled within next 12 months.